Liabilities Collateralized by Pledges	12 Months Ended
Mar. 31, 2016
Financial Instruments Owned And Pledged As Collateral [Abstract]
Liabilities Collateralized by Pledges	NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES Balance of liabilities collateralized by pledges is as follows:
	March 31,
	2016	2015
Mortgage for U.S. headquarters facility	$—	$5,888